Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 8,593	$ 6,446